CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash	$ 2,959,219	$ 4,407,246	$ 2,431,893	[1]	$ 772,977	[1]
Prepaid expense and other current assets	8,530,684	4,488,777
Total assets	63,345,378	50,080,535
Liabilities and stockholders' equity
Accrued expenses and other payables	1,859,654	1,216,551
Total liabilities	23,590,086	15,654,945
Total shareholders' equity	39,755,292	34,425,590	23,061,322		11,027,589
Total liabilities and stockholders' equity	63,345,378	50,080,535
Parent Company [Member]
Assets
Cash	50,158	64,496	1,218	[2]	1,426
Prepaid expense and other current assets	89,940	73,830
Investments in subsidiaries	40,961,908	35,299,024
Total assets	41,102,006	35,437,350
Liabilities and stockholders' equity
Accrued expenses and other payables	1,346,714	1,096,382
Total liabilities	1,346,714	1,096,382
Total shareholders' equity	39,755,292	34,340,968
Total liabilities and stockholders' equity	$ 41,102,006	$ 35,437,350

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the balances of TODA International Inc. only.